Average Annual Total Returns - VIPGrowthPortfolio-InvestorPRO - VIPGrowthPortfolio-InvestorPRO - VIP Growth Portfolio	Apr. 29, 2023
VIP Growth Portfolio - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	(24.50%)
Past 5 years	12.34%
Past 10 years	14.72%
RS007
Average Annual Return:
Past 1 year	(28.97%)
Past 5 years	10.45%
Past 10 years	13.75%